SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		5 Months Ended	6 Months Ended		9 Months Ended
	Jan. 01, 2024	Oct. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of cryptocurrencies				$ 1,426
Retained earnings			$ (551,038)		$ (551,038)	$ (570,879)
Accounting Standards Update [Extensible Enumeration]	ASU 2023-08
Derivative assets			$ 2,533		$ 2,533	$ 1,392
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]			Prepaid Expense and Other Assets, Current		Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Changes in fair value of derivative instruments			$ 103	275
Deferred revenue			0	0
Cost of data center services			7,642	11,491
Cost of cryptocurrency mining before inter-segment elimination			6,621	8,809
Cost of cryptocurrency mining after inter-segment elimination			1,581	2,980
Depreciation fees			5,201	4,868
Amortization of intangible assets			$ 617	642
Several collar arrangements with a third party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative term of contract		1 month
Cumulative-effect adjustment amount
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cryptocurrency assets from discontinued operations	$ 39
Retained earnings	$ 893
Accounting Standards Update [Extensible Enumeration]			ASU 2023-08
Cumulative-effect adjustment amount | ASU 2023-08
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounting Standards Update [Extensible Enumeration]			ASU 2023-08
Cost of revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation fees			$ 5,155	4,619
Amortization of intangible assets			606	$ 606
Minimum | Ethereum Accumulator Agreements With A Third Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative term of contract					6 months
Maximum | Ethereum Accumulator Agreements With A Third Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative term of contract					12 months
Accrued expenses and other current liabilities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advance from customers balance			$ 385		$ 385	$ 397